Summary of significant accounting policies (Details 2) - $ / perunit		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		710.95	748.74	694.77
Euros [Member]
Statement [Line Items]
Closing foreign exchange rate		873.30	839.58	794.75
Argentinean Pesos [Member]
Statement [Line Items]
Closing foreign exchange rate		8.45	12.50	18.43
Uruguayan Peso [Member]
Statement [Line Items]
Closing foreign exchange rate		16.79	20.07	21.44
Canadian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		557.00	573.26	509.62
Sterling Pound [Member]
Statement [Line Items]
Closing foreign exchange rate		967.15	983.24	882.36
Paraguayan Guarani [Member]
Statement [Line Items]
Closing foreign exchange rate		0.10	0.12	0.12
Swiss Franc [Member]
Statement [Line Items]
Closing foreign exchange rate		804.97	773.81	706.00
Bolivians [Member]
Statement [Line Items]
Closing foreign exchange rate		102.15	107.58	101.28
Australian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		545.88	524.25	489.17
Danish Krone [Member]
Statement [Line Items]
Closing foreign exchange rate		117.40	112.41	106.44
Brazilian Real [Member]
Statement [Line Items]
Closing foreign exchange rate		137.33	186.51	179.59
Unidades de Fomento [Member]
Statement [Line Items]
Closing foreign exchange rate	[1]	29,070.33	28,309.94	27,565.79
Colombian Peso [Member]
Statement [Line Items]
Closing foreign exchange rate		0.21	0.23	0.21
Unidad de indexada [Member]
Statement [Line Items]
Closing foreign exchange rate	[2]	80.45	87.98	86.19
Average US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		734.73	770.39	681.99

[1]	The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
[2]	The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.